FINANCIAL INSTRUMENTS - Disclosure of maturity analysis for lease liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 922	$ 3,130
Bank loans and others	9,246	9,502
Total	10,168	12,632
1 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	1,830	11,781
Bank loans and others	399	0
Total	2,229	11,781
6 to 10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	598	12,760
Bank loans and others	0	0
Total	598	12,760
>10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	0	2,620
Bank loans and others	0	0
Total	$ 0	$ 2,620